FINANCIAL INSTRUMENTS (Details 16) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financials Instruments [Line items]
Gains (losses) on cash flow hedges, before tax	$ 186,911	$ (84,879)	$ 8,222
Reclassification adjustments on cash flow hedges before tax	(9,577)	(45,426)	(67,785)
Income tax relating to cash flow hedges of other comprehensive income	(50,587)	30,453	13,546
In accordance with IFRS 9 [member]
Disclosure Of Financials Instruments [Line items]
Reserve of cash flow hedges	(136,859)	(37,007)	9,010
Gains (losses) on cash flow hedges, before tax	186,911	(84,879)	8,222
Reclassification adjustments on cash flow hedges before tax	(9,577)	(45,426)	(67,785)
Income tax relating to cash flow hedges of other comprehensive income	(50,587)	30,453	13,546
Reserve of cash flow hedges	$ (10,112)	$ (136,859)	$ (37,007)